CALVERT VP S&P 500 INDEX PORTFOLIO

Supplement to Summary Prospectus dated May 1, 2017

As filed with the Securities and Exchange Commission on April 26, 2018

Effective immediately the date of this Summary Prospectus is corrected to May 1, 2018.

All information contained in this Summary Prospectus is effective as of May 1, 2018.

May 1, 2018	5.1.18